New Perspective Fund®
Investment portfolio
June 30, 2026
unaudited

Common stocks 97.84% Information technology 31.37%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	108,274,056	$8,314,218
NVIDIA Corp.	26,748,428	5,352,093
Broadcom, Inc.	14,103,229	5,327,495
ASML Holding NV	1,670,533	3,313,071
ASML Holding NV (ADR)	748,365	1,488,827
Microsoft Corp.	9,349,755	3,487,646
SK hynix, Inc.	1,846,194	3,257,268
Micron Technology, Inc.	2,561,590	2,956,818
Samsung Electronics Co., Ltd.	11,020,412	2,409,250
KLA Corp.	7,012,990	2,115,889
Shopify, Inc., Class A, subordinate voting shares (a)	15,722,610	1,795,208
Apple, Inc.	4,879,745	1,412,003
Cloudflare, Inc., Class A (a)	5,744,708	1,409,062
Intel Corp. (a)	9,624,042	1,343,805
Amphenol Corp., Class A	7,461,246	1,315,567
ARM Holdings PLC (ADR) (a)(b)	1,934,132	685,785
Cadence Design Systems, Inc. (a)	1,649,658	619,150
SAP SE	3,978,088	609,215
Hewlett Packard Enterprise Co.	11,171,700	503,955
Cisco Systems, Inc.	4,287,763	503,641
Kioxia Holdings Corp. (a)	847,100	480,934
TDK Corp.	20,566,900	459,385
Keysight Technologies, Inc. (a)	1,300,000	455,091
Salesforce, Inc.	2,443,529	382,803
Fujitsu, Ltd.	18,371,800	366,632
Keyence Corp.	633,500	319,174
Arista Networks, Inc. (a)	1,650,837	280,444
Dassault Systemes SE	12,414,624	252,855
Tokyo Electron, Ltd.	436,427	211,053
AppLovin Corp., Class A (a)	405,244	208,794
ServiceNow, Inc. (a)	1,963,100	194,897
Western Digital Corp.	277,890	177,494
MongoDB, Inc., Class A (a)	500,000	167,950
Constellation Software, Inc. (b)	83,975	158,092
Corning, Inc.	603,801	154,229
Nokia Corp. (ADR)	11,000,000	146,080
Coherent Corp. (a)	368,218	145,251
Akamai Technologies, Inc. (a)(b)	1,200,000	141,852
Advanced Micro Devices, Inc. (a)	233,073	135,394
Delta Electronics, Inc.	1,575,000	97,484
Seagate Technology Holdings PLC	93,440	90,170
EPAM Systems, Inc. (a)	983,951	78,077
Sage Group PLC (The)	4,894,286	53,004
Strategy, Inc., Class A (a)	260,113	22,612
Accenture PLC, Class A	34,589	4,304
		53,404,021
New Perspective Fund — Page 1 of 10

unaudited
Common stocks (continued) Industrials 14.13%	Shares	Value (000)
General Electric Co.	3,829,062	$1,431,035
Deere & Co.	2,219,941	1,408,175
Rolls-Royce Holdings PLC	72,176,346	1,385,798
DSV A/S	5,603,632	1,330,225
Airbus SE, non-registered shares	4,692,104	1,044,355
Schneider Electric SE	3,052,540	1,001,488
Hitachi, Ltd.	35,508,200	986,757
BAE Systems PLC	37,767,801	923,956
Ryanair Holdings PLC (ADR)	13,513,367	874,991
Northrop Grumman Corp.	1,662,986	846,975
Siemens AG	2,438,999	783,724
ABB, Ltd.	7,120,199	772,549
Safran SA	1,917,310	758,032
FTAI Aviation, Ltd.	2,713,223	734,008
Bombardier, Inc., Class B (a)	2,925,157	673,493
TransDigm Group, Inc.	489,326	651,802
IHI Corp.	34,510,700	583,115
Carrier Global Corp.	7,211,084	528,933
GE Vernova, Inc.	434,469	510,440
Mitsubishi Electric Corp.	12,716,700	466,336
Boeing Co. (The) (a)	2,104,460	455,552
Recruit Holdings Co., Ltd.	6,492,783	451,959
UL Solutions, Inc., Class A	3,829,687	390,092
Marubeni Corp. (b)	13,329,900	388,164
HEICO Corp.	946,573	337,160
Deutsche Post AG	5,465,997	331,675
RELX PLC	10,512,347	331,118
ITT, Inc.	1,639,557	324,239
Daikin Industries, Ltd.	1,831,100	278,143
Diploma PLC	2,669,652	252,635
Ingersoll-Rand, Inc.	2,589,385	212,304
Delta Air Lines, Inc.	2,000,000	187,320
Caterpillar, Inc.	172,605	183,807
Copart, Inc. (a)	6,254,674	176,319
ITOCHU Corp.	14,746,500	169,564
L3Harris Technologies, Inc.	509,202	147,969
Trane Technologies PLC	290,800	142,829
XPO, Inc. (a)	677,977	139,182
Tetra Tech, Inc.	4,068,579	117,541
Equifax, Inc.	727,966	115,543
MTU Aero Engines AG	271,979	113,121
Weir Group PLC (The)	3,500,000	111,687
Leonardo SpA	2,077,578	111,411
Vestas Wind Systems AS	3,933,549	111,138
VAT Group AG	113,638	99,417
Techtronic Industries Co., Ltd.	5,891,000	98,348
Contemporary Amperex Technology Co., Ltd., Class A	1,601,770	93,127
Metso Corp.	4,980,740	86,587
Hanwha Aerospace Co., Ltd.	124,596	80,256
Loar Holdings, Inc. (a)(b)	832,968	67,146
ATI, Inc. (a)	336,118	66,249
SMC Corp.	121,100	53,885
Crane Co.	223,497	49,855
New Perspective Fund — Page 2 of 10

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
RTX Corp.	224,342	$42,564
ASSA ABLOY AB, Class B	953,272	33,674
		24,047,767
Consumer discretionary 11.60%
Tesla, Inc. (a)	11,287,665	4,747,592
Amazon.com, Inc. (a)	11,228,458	2,676,191
Royal Caribbean Cruises, Ltd.	6,781,049	2,153,186
Starbucks Corp.	10,799,810	1,103,633
Restaurant Brands International, Inc. (b)	11,694,954	848,001
MercadoLibre, Inc. (a)	455,525	773,203
Hermes International	290,773	532,070
Booking Holdings, Inc.	2,909,953	518,670
Trip.com Group, Ltd. (ADR) (a)	12,666,253	504,623
Panasonic Holdings Corp.	16,704,900	469,036
Prosus NV, Class N	9,981,801	433,855
Yum! Brands, Inc.	2,625,350	419,688
Compagnie Financiere Richemont SA, Class A	1,627,524	377,659
Industria de Diseno Textil SA	5,990,787	377,565
McDonald’s Corp.	1,227,673	331,852
Marriott International, Inc., Class A	846,773	313,806
Ryohin Keikaku Co., Ltd.	14,345,900	313,413
Wynn Resorts, Ltd.	3,212,264	311,879
LVMH Moet Hennessy-Louis Vuitton SE	542,688	300,524
Entain PLC (c)	35,611,718	264,363
Renault SA	8,516,528	244,319
NIKE, Inc., Class B	5,269,863	216,328
Ferrari NV (b)	448,927	167,131
Ferrari NV (EUR denominated)	115,325	42,740
Suzuki Motor Corp. (b)	14,274,400	171,823
Aristocrat Leisure, Ltd.	3,897,063	166,026
Sony Group Corp.	8,124,600	162,920
Valeo SA, non-registered shares	10,591,073	155,505
Evolution AB (a)	1,983,468	136,688
Amadeus IT Group SA, Class A, non-registered shares	2,156,077	123,825
Sumitomo Electric Industries, Ltd.	5,822,400	107,473
DoorDash, Inc., Class A (a)	482,468	89,030
Compagnie Generale des Etablissements Michelin	2,092,639	80,830
Wynn Macau, Ltd.	105,746,000	68,203
Hilton Worldwide Holdings, Inc.	109,571	36,209
		19,739,859
Health care 10.41%
AstraZeneca PLC (GBP denominated)	14,444,784	2,702,308
AstraZeneca PLC	2,404,719	455,983
Eli Lilly and Co.	2,464,735	2,956,277
Vertex Pharmaceuticals, Inc. (a)	3,366,011	1,671,999
Royalty Pharma PLC, Class A	19,645,749	1,101,537
Intuitive Surgical, Inc. (a)	2,309,555	918,464
BeOne Medicines, Ltd. (ADR) (a)	2,663,960	759,149
BeOne Medicines, Ltd. (a)	2,871,700	62,645
Thermo Fisher Scientific, Inc.	1,470,002	737,000
Mettler-Toledo International, Inc. (a)	527,081	673,351
EssilorLuxottica SA	3,152,257	591,403
Novo Nordisk AS, Class B	9,381,847	450,092
New Perspective Fund — Page 3 of 10

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Bayer AG	7,476,077	$413,308
Pfizer, Inc.	14,451,200	347,985
AbbVie, Inc.	1,380,750	347,452
Align Technology, Inc. (a)	1,950,922	329,043
Alnylam Pharmaceuticals, Inc. (a)	1,020,320	307,147
Danaher Corp.	1,597,344	304,262
Sanofi	3,560,413	304,246
Regeneron Pharmaceuticals, Inc.	467,600	291,567
Illumina, Inc. (a)	1,396,815	245,602
Amgen, Inc.	600,000	217,272
Roche Holding AG, nonvoting shares	506,820	208,619
Abbott Laboratories	2,289,039	207,707
Chugai Pharmaceutical Co., Ltd.	4,227,000	195,707
Boston Scientific Corp. (a)	4,300,000	183,524
ICON PLC (a)	875,570	152,095
Ascendis Pharma AS (a)	463,385	123,594
CRISPR Therapeutics AG (a)(b)	1,944,073	106,030
Grifols SA, Class B (ADR)	14,039,027	99,396
Bristol-Myers Squibb Co.	1,717,697	98,974
Zimmer Biomet Holdings, Inc.	795,567	68,490
Haleon PLC	11,160,243	51,497
Daiichi Sankyo Co., Ltd.	1,904,500	30,563
		17,714,288
Financials 9.61%
UniCredit SpA	22,121,435	1,979,144
Visa, Inc., Class A	4,069,922	1,396,350
Citigroup, Inc.	6,325,987	885,385
Mastercard, Inc., Class A	1,663,139	854,188
Societe Generale	8,813,384	780,403
Bank of America Corp.	13,443,240	765,996
DBS Group Holdings, Ltd.	13,648,780	689,629
JPMorgan Chase & Co.	1,932,354	632,517
AIA Group, Ltd.	65,682,333	602,435
Deutsche Bank AG	17,112,603	579,416
Banco Santander SA	34,082,148	471,497
Allianz SE	840,802	397,904
Wise Group PLC, Class A (CDI) (a)	32,837,410	394,043
S&P Global, Inc.	947,541	385,896
Prudential PLC	27,992,331	372,764
KKR & Co., Inc.	4,053,004	371,985
Arthur J. Gallagher & Co.	1,438,753	330,295
London Stock Exchange Group PLC	3,018,095	326,816
Hong Kong Exchanges and Clearing, Ltd.	6,879,300	319,732
Aon PLC, Class A	885,860	293,831
Standard Chartered PLC (GBP denominated)	10,095,116	273,626
HSBC Holdings PLC (GBP denominated)	13,997,938	265,897
AXA SA	4,989,279	250,046
Brookfield Corp., Class A	5,184,865	220,823
Chubb, Ltd.	623,088	212,311
Munchener Ruckversicherungs-Gesellschaft AG	365,722	204,161
ICICI Bank, Ltd. (ADR)	6,917,154	200,805
Edenred SA	7,602,920	195,546
Intercontinental Exchange, Inc.	1,532,339	188,646
Brookfield Asset Management, Ltd., Class A (b)	4,169,776	187,015
New Perspective Fund — Page 4 of 10

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
TMX Group, Ltd.	5,415,199	$177,280
BNP Paribas SA	1,471,682	172,006
Banco Bilbao Vizcaya Argentaria SA	5,426,334	136,125
MS&AD Insurance Group Holdings, Inc.	4,807,700	125,563
American Express Co.	322,682	109,147
Partners Group Holding AG (b)	129,054	105,670
3i Group PLC	3,145,175	103,803
CME Group, Inc., Class A	442,410	97,697
Canadian Imperial Bank of Commerce (CAD denominated) (b)	773,360	89,057
Adyen NV (a)	86,686	80,956
Euronext NV	458,745	73,392
Berkshire Hathaway, Inc., Class B (a)	123,753	61,925
		16,361,723
Communication services 9.11%
Meta Platforms, Inc., Class A	9,852,969	5,550,079
Alphabet, Inc., Class C	7,583,609	2,679,516
Alphabet, Inc., Class A	7,058,121	2,522,361
Netflix, Inc. (a)	12,524,863	894,275
Bharti Airtel, Ltd.	36,948,780	724,114
Tencent Holdings, Ltd.	10,496,600	578,459
Nintendo Co., Ltd. (b)	11,548,700	484,983
MTN Group, Ltd.	30,116,521	419,197
ROBLOX Corp., Class A (a)	7,517,016	408,775
America Movil, SAB de CV, Class B (ADR)	10,565,253	274,591
Swisscom AG	274,386	211,756
Millicom International Cellular SA	2,151,133	195,237
Publicis Groupe SA	1,639,086	162,004
Space Exploration Technologies Corp., Class A (a)(b)	693,100	118,423
Spotify Technology SA (a)	209,251	96,073
SoftBank Group Corp.	2,176,600	81,661
Orange	4,102,605	77,384
Singapore Telecommunications, Ltd.	9,464,400	32,432
		15,511,320
Consumer staples 4.97%
Philip Morris International, Inc.	9,616,138	1,739,656
Costco Wholesale Corp.	1,239,426	1,159,446
Nestle SA	7,793,876	800,385
British American Tobacco PLC	10,957,352	675,829
Danone SA	6,009,924	492,893
Ajinomoto Co., Inc.	12,462,486	453,347
Carlsberg A/S, Class B	3,297,866	432,743
Bunge Global SA	3,985,501	425,373
L’Oreal SA, bonus shares	686,197	301,054
L’Oreal SA, non-registered shares	103,095	45,231
Constellation Brands, Inc., Class A	2,084,138	289,883
Pernod Ricard SA (b)	3,875,729	283,005
Mondelez International, Inc., Class A	4,842,727	280,103
Carrefour SA, non-registered shares	14,742,004	273,845
Anheuser-Busch InBev SA/NV	2,469,258	203,582
Walmart, Inc.	1,565,319	177,288
Monster Beverage Corp. (a)	1,840,886	176,946
New Perspective Fund — Page 5 of 10

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Coca-Cola Co.	2,113,051	$171,728
Seven & i Holdings Co., Ltd.	7,005,800	84,452
		8,466,789
Materials 3.02%
Linde PLC	1,480,116	768,091
Glencore PLC	104,412,196	712,163
Sherwin-Williams Co.	1,696,249	584,052
First Quantum Minerals, Ltd. (a)	17,546,610	479,292
Air Liquide SA	2,174,013	430,529
Corteva, Inc.	4,538,997	384,408
Agnico Eagle Mines, Ltd. (CAD denominated)	2,126,878	330,463
Wheaton Precious Metals Corp. (CAD denominated)	1,715,262	192,951
Wheaton Precious Metals Corp.	1,004,299	112,803
Shin-Etsu Chemical Co., Ltd.	6,472,800	282,263
Grupo Mexico, SAB de CV, Series B	22,000,000	249,394
Resonac Holdings Co., Ltd.	1,606,800	179,170
CRH PLC	1,037,603	111,024
Freeport-McMoRan, Inc.	1,765,126	111,009
Gerdau SA (ADR)	20,168,239	81,480
LG Chem, Ltd.	343,765	62,449
DSM-Firmenich AG (b)	466,449	44,250
LyondellBasell Industries NV	244,296	12,862
Westlake Corp.	171,826	12,543
		5,141,196
Energy 1.69%
TotalEnergies SE (EUR denominated)	18,474,560	1,435,118
Cenovus Energy, Inc. (CAD denominated)	21,434,467	531,838
Cenovus Energy, Inc.	4,780,676	118,608
Canadian Natural Resources, Ltd. (CAD denominated) (b)	8,450,743	334,395
ConocoPhillips	1,787,539	185,833
SLB, Ltd.	3,219,335	149,667
Tourmaline Oil Corp.	2,015,054	84,254
Shell PLC (GBP denominated)	765,330	29,644
BP PLC (ADR)	273,726	10,114
Rosneft Oil Co. PJSC (d)	40,028,340	— (e)
		2,879,471
Utilities 1.02%
Engie SA	30,560,005	963,603
Veolia Environnement SA	11,578,099	482,232
Sempra	1,336,228	123,882
RWE AG	1,607,547	104,150
Iberdrola SA, non-registered shares	2,213,202	55,238
		1,729,105
Real estate 0.91%
Welltower, Inc. REIT	5,339,241	1,211,848
Goodman Logistics (HK), Ltd. REIT	15,623,261	338,686
		1,550,534
Total common stocks (cost: $80,666,409,000)		166,546,073
New Perspective Fund — Page 6 of 10

unaudited
Short-term securities 2.33% Money market investments 2.20%	Shares	Value (000)
Capital Group Central Cash Fund 3.70% (c)(f)	37,541,356	$3,753,760
Money market investments purchased with collateral from securities on loan 0.13%
Capital Group Central Cash Fund 3.70% (c)(f)(g)	616,188	61,613
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.52% (f)(g)	30,800,000	30,800
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.54% (f)(g)	28,600,000	28,600
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.56% (f)(g)	28,600,000	28,600
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.57% (f)(g)	19,948,307	19,948
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.53% (f)(g)	17,600,000	17,600
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58% (f)(g)	15,400,000	15,400
Fidelity Investments Money Market Government Portfolio, Class I 3.53% (f)(g)	13,200,000	13,200
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.55% (f)(g)	4,400,000	4,400
		220,161
Total short-term securities (cost: $3,973,960,000)		3,973,921
Total investment securities 100.17% (cost: $84,640,369,000)		170,519,994
Other assets less liabilities (0.17)%		(290,812)
Net assets 100.00%		$170,229,182
Investments in affiliates (c)

	Value at 10/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Common stocks 0.15%
Consumer discretionary 0.15%
Entain PLC	$201,081	$174,992	$—	$—	$(111,710)	$264,363	$4,378
Short-term securities 2.24%
Money market investments 2.20%
Capital Group Central Cash Fund 3.70% (f)	5,521,602	12,763,700	14,531,632	340	(250)	3,753,760	146,548
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 3.70% (f)(g)	40,900	20,713 (h)				61,613	— (i)
Total short-term securities						3,815,373
Total 2.39%				$340	$(111,960)	$4,079,736	$150,926

(a)	Non-income producing.
(b)	All or a portion of this security was on loan.
(c)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(d)	Value determined using significant unobservable inputs.
(e)	Amount less than one thousand.
(f)	Rate represents the seven-day yield at 6/30/2026.
(g)	Security purchased with cash collateral from securities on loan.
(h)	Represents net activity.
(i)	Dividend income is included with securities lending income and is not shown in this table.
New Perspective Fund — Page 7 of 10

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
New Perspective Fund — Page 8 of 10

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$33,260,478	$20,143,543	$—	$53,404,021
Industrials	10,815,523	13,232,244	—	24,047,767
Consumer discretionary	15,211,022	4,528,837	—	19,739,859
Health care	12,703,900	5,010,388	—	17,714,288
Financials	7,461,149	8,900,574	—	16,361,723
Communication services	12,739,330	2,771,990	—	15,511,320
Consumer staples	4,420,423	4,046,366	—	8,466,789
Materials	3,430,372	1,710,824	—	5,141,196
Energy	1,414,709	1,464,762	— *	2,879,471
Utilities	123,882	1,605,223	—	1,729,105
Real estate	1,211,848	338,686	—	1,550,534
Short-term securities	3,973,921	—	—	3,973,921
Total	$106,766,557	$63,753,437	$— *	$170,519,994
*
Amount less than one thousand.
New Perspective Fund — Page 9 of 10

unaudited
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-007-0826
New Perspective Fund — Page 10 of 10